Significant segment expenses and loss before income taxes - Schedule of significant segment expenses (Details) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025 USD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2025 USD ($) segment	Sep. 30, 2024 USD ($)	Dec. 31, 2024 USD ($) segment	Dec. 31, 2023 USD ($)
Significant segment expenses
Number of reportable segments | segment			1		1
Research and development
Total research and development	$ 1,914	$ 4,517	$ 6,561	$ 17,495	$ 21,553	$ 9,158
General and administrative
Total general and administrative	1,561	1,742	5,101	5,729	7,256	6,728
Total operating expenses	3,475	6,259	11,662	23,224	28,809	15,886
Loss from operations	(3,475)	(6,259)	(11,662)	(23,224)	(28,809)	(15,886)
Total other income	98	607	619	805	1,217	3,416
Loss before income taxes	(3,377)	(5,652)	(11,043)	(22,419)	(27,592)	(12,470)
Single reportable segment
Research and development
Direct expenses - Vanoglipel (DA-1241)	190	2,544	758	8,402
Direct expenses - DA-1726	1,080	1,501	4,088	7,435
Direct expenses - Other R&D costs (credits)	52	(73)	107	255	288	676
Indirect expenses - employee compensation and benefits	351	369	1,301	1,161	1,606	461
Indirect expenses - consulting expenses	241	176	307	242	288	483
Total research and development					21,553	9,158
General and administrative
Legal and professional fees	690	567	2,597	2,143	2,864	3,007
Consulting	225	346	558	1,391	1,533	1,961
Employee compensation and benefits	428	480	1,379	1,254	1,659	620
Other	218	349	567	941	1,200	1,140
Total general and administrative	1,561	1,742	5,101	5,729	7,256	6,728
Total operating expenses	3,475	6,259	11,662	23,224	$ 28,809	$ 15,886
Loss from operations	(3,475)	(6,259)	(11,662)	(23,224)
Total other income	$ 98	$ 607	$ 619	$ 805